Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of components of income tax expense
	2013	2012
Current
Federal	$-	$-
State	67	-
Total	67	-

Deferred
Federal	-	-
State	-	-
Total	-	-

Total Income Tax Expense	$67	$-

Schedule of effective income tax rate reconciliation
2013
Statutory federal tax rate	34.0%
State taxes, net of federal benefit	-39.6%
Transaction costs	-14.0%
Pre-merger Kitara LLC income	33.2%
Valuation allowance	-71.9%
Other	2.6%
Total	-55.7%

Schedule of deferred tax assets and liabilities
	December 31, 2013	December 31, 2012
Deferred tax assets
Net operating loss carryforward	$4,558	$-
Accrued bonus	182	-
Bad debts	137	-
Accrued vacation	56	-
Non-qualified stock options	36	-
Gross deferred tax assets	4,969	-

Deferred tax liabilities
Amortization of intangibles	(310)	-
Depreciation	(73)	-
Gross deferred tax liabilities	(383)	-

Valuation allowance	(4,858)	-

Net deferred tax liability	$(272)	$-